Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowances	$ 882	$ 739
Series preferred stock, par value	$ 0.10	$ 0.10
Series preferred stock, issued	0	0
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares issued	4,242,374,240	4,242,374,240